REPORTING SEGMENT AND OTHER OPERATIONS DATA - RECONCILIATION OF SEGMENT ASSETS TO CONSOLIDATED (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 5,316,477	$ 4,157,942	$ 3,986,304
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	5,435,389	4,290,550	4,042,679
Operating Segments | Natural Gas Distribution
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	3,531,477	3,064,309	2,663,054
Operating Segments | Clean Energy Ventures
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	814,277	694,439	740,704
Asset held for sale			206,900
Operating Segments | Energy Services
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	244,836	290,847	396,852
Operating Segments | Storage and Transportation
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	844,799	240,955	242,069
Home Services and Other
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	138,375	104,411	114,732
Eliminations
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ (257,287)	$ (237,019)	$ (171,107)